Consolidated Statements of Changes in Equity and Comprehensive Income (JPY ¥) In Millions	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Comprehensive Income (loss) [Member]	Treasury Stock, at Cost [Member]	Total [Member]	Noncontrolling Interests [Member]	Total
At beginning of year at Mar. 31, 2008	¥ 937,950	¥ 2,841,079	¥ 4,663,296	¥ (26,428)	¥ (1,005,136)	¥ 7,410,761	¥ 1,863,998	¥ 9,274,759
Comprehensive income (loss):
Net income (loss)			538,679			538,679	194,485	733,164
Other comprehensive income (loss):
Unrealized gain (loss) on securities				(21,558)		(21,558)	(3,338)	(24,896)
Unrealized gain (loss) on derivative instruments				5,094		5,094	(132)	4,962
Foreign currency translation adjustments				(46,038)		(46,038)	(14,255)	(60,293)
Pension liability adjustments				(252,987)		(252,987)	(13,143)	(266,130)
Total other comprehensive income (loss)						(315,489)	(30,868)	(346,357)
Total comprehensive income (loss)						223,190	163,617	386,807
Cash dividends			(135,338)			(135,338)	(84,931)	(220,269)
Changes in NTT's ownership interest in subsidiaries							(95,164)	(95,164)
Acquisition of treasury stocks					(201,440)	(201,440)		(201,440)
Resale of treasury stocks		(42)			979	937		937
At end of year at Mar. 31, 2009	937,950	2,841,037	5,066,637	(341,917)	(1,205,597)	7,298,110	1,847,520	9,145,630
Comprehensive income (loss):
Net income (loss)			492,266			492,266	189,598	681,864
Other comprehensive income (loss):
Unrealized gain (loss) on securities				15,658		15,658	4,911	20,569
Unrealized gain (loss) on derivative instruments				(927)		(927)	(37)	(964)
Foreign currency translation adjustments				7,787		7,787	1,857	9,644
Pension liability adjustments				129,793		129,793	5,176	134,969
Total other comprehensive income (loss)						152,311	11,907	164,218
Total comprehensive income (loss)						644,577	201,505	846,082
Cash dividends			(152,177)			(152,177)	(81,864)	(234,041)
Changes in NTT's ownership interest in subsidiaries		(2,061)				(2,061)	15,565	13,504
Acquisition of treasury stocks					(491)	(491)		(491)
Resale of treasury stocks		(49)			244	195		195
At end of year at Mar. 31, 2010	937,950	2,838,927	5,406,726	(189,606)	(1,205,844)	7,788,153	1,982,726	9,770,879
Comprehensive income (loss):
Net income (loss)			509,629			509,629	192,246	701,875
Other comprehensive income (loss):
Unrealized gain (loss) on securities				(4,155)		(4,155)	(2,136)	(6,291)
Unrealized gain (loss) on derivative instruments				(1,643)		(1,643)	110	(1,533)
Foreign currency translation adjustments				(32,770)		(32,770)	(11,346)	(44,116)
Pension liability adjustments				(75,534)		(75,534)	(4,969)	(80,503)
Total other comprehensive income (loss)						(114,102)	(18,341)	(132,443)
Total comprehensive income (loss)						395,527	173,905	569,432
Cash dividends			(158,783)			(158,783)	(86,063)	(244,846)
Changes in NTT's ownership interest in subsidiaries		(3,929)				(3,929)	(10,370)	(14,299)
Acquisition of treasury stocks					(417)	(417)		(417)
Resale of treasury stocks		(53)			236	183		183
Cancellation of treasury stock		(916)	(601,976)		602,892			602,892
At end of year at Mar. 31, 2011	¥ 937,950	¥ 2,834,029	¥ 5,155,596	¥ (303,708)	¥ (603,133)	¥ 8,020,734	¥ 2,060,198	¥ 10,080,932